               LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES
                COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES
                 LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES
                LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES
                   LIBERTY MONEY MARKET FUND, VARIABLE SERIES
                 (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")
     SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005 (THE "PROSPECTUSES")
                   (REPLACING SUPPLEMENT DATED JUNE 30, 2005)

The Prospectuses are hereby supplemented with the following revised information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES -- CLASS A SHARES

                                                                                       ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                   5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.82%                4.18%           $10,418.00            $83.71
           2              10.25%              0.82%                8.53%           $10,853.47            $87.21
           3              15.76%              0.82%               13.07%           $11,307.15            $90.86
           4              21.55%              0.82%               17.80%           $11,779.79            $94.66
           5              27.63%              0.82%               22.72%           $12,272.18            $98.61
           6              34.01%              0.82%               27.85%           $12,785.16           $102.74
           7              40.71%              0.82%               33.20%           $13,319.58           $107.03
           8              47.75%              0.82%               38.76%           $13,876.34           $111.50
           9              55.13%              0.82%               44.56%           $14,456.37           $116.16
           10             62.89%              0.82%               50.61%           $15,060.64           $121.02
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,060.64
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,013.51

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES -- CLASS B SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              1.07%                3.93%           $10,393.00           $109.10
           2              10.25%              1.07%                8.01%           $10,801.44           $113.39
           3              15.76%              1.07%               12.26%           $11,225.94           $117.85
           4              21.55%              1.07%               16.67%           $11,667.12           $122.48
           5              27.63%              1.07%               21.26%           $12,125.64           $127.29
           6              34.01%              1.07%               26.02%           $12,602.18           $132.29
           7              40.71%              1.07%               30.97%           $13,097.44           $137.49
           8              47.75%              1.07%               36.12%           $13,612.17           $142.90
           9              55.13%              1.07%               41.47%           $14,147.13           $148.51
           10             62.89%              1.07%               47.03%           $14,703.11           $154.35
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,703.11
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,305.65

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES -- CLASS A SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.73%                4.27%           $10,427.00            $74.56
           2              10.25%              0.73%                8.72%           $10,872.23            $77.74
           3              15.76%              0.73%               13.36%           $11,336.48            $81.06
           4              21.55%              0.73%               18.21%           $11,820.54            $84.52
           5              27.63%              0.73%               23.25%           $12,325.28            $88.13
           6              34.01%              0.73%               28.52%           $12,851.57            $91.90
           7              40.71%              0.73%               34.00%           $13,400.33            $95.82
           8              47.75%              0.73%               39.73%           $13,972.53            $99.91
           9              55.13%              0.73%               45.69%           $14,569.15           $104.18
           10             62.89%              0.73%               51.91%           $15,191.26           $108.63
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,191.26
TOTAL ANNUAL FEES AND EXPENSES                                                                          $906.45

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES -- CLASS B SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.98%                4.02%           $10,402.00            $99.97
           2              10.25%              0.98%                8.20%           $10,820.16           $103.99
           3              15.76%              0.98%               12.55%           $11,255.13           $108.17
           4              21.55%              0.98%               17.08%           $11,707.59           $112.52
           5              27.63%              0.98%               21.78%           $12,178.23           $117.04
           6              34.01%              0.98%               26.68%           $12,667.80           $121.75
           7              40.71%              0.98%               31.77%           $13,177.04           $126.64
           8              47.75%              0.98%               37.07%           $13,706.76           $131.73
           9              55.13%              0.98%               42.58%           $14,257.77           $137.03
           10             62.89%              0.98%               48.31%           $14,830.93           $142.53
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,830.93
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,201.36

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES -- CLASS A SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.77%                4.23%           $10,423.00            $78.63
           2              10.25%              0.77%                8.64%           $10,863.89            $81.95
           3              15.76%              0.77%               13.23%           $11,323.44            $85.42
           4              21.55%              0.77%               18.02%           $11,802.42            $89.03
           5              27.63%              0.77%               23.02%           $12,301.66            $92.80
           6              34.01%              0.77%               28.22%           $12,822.02            $96.73
           7              40.71%              0.77%               33.64%           $13,364.39           $100.82
           8              47.75%              0.77%               39.30%           $13,929.70           $105.08
           9              55.13%              0.77%               45.19%           $14,518.93           $109.53
           10             62.89%              0.77%               51.33%           $15,133.08           $114.16
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,133.08
TOTAL ANNUAL FEES AND EXPENSES                                                                          $954.15

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES -- CLASS B SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              1.02%                3.98%           $10,398.00           $104.03
           2              10.25%              1.02%                8.12%           $10,811.84           $108.17
           3              15.76%              1.02%               12.42%           $11,242.15           $112.48
           4              21.55%              1.02%               16.90%           $11,689.59           $116.95
           5              27.63%              1.02%               21.55%           $12,154.83           $121.61
           6              34.01%              1.02%               26.39%           $12,638.60           $126.45
           7              40.71%              1.02%               31.42%           $13,141.61           $131.48
           8              47.75%              1.02%               36.65%           $13,664.65           $136.71
           9              55.13%              1.02%               42.09%           $14,208.50           $142.15
           10             62.89%              1.02%               47.74%           $14,774.00           $147.81
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,774.00
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,247.84

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES -- CLASS A SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.63%                4.37%           $10,437.00           $64.38
           2              10.25%              0.63%                8.93%           $10,893.10           $67.19
           3              15.76%              0.63%               13.69%           $11,369.13           $70.13
           4              21.55%              0.63%               18.66%           $11,865.96           $73.19
           5              27.63%              0.63%               23.84%           $12,384.50           $76.39
           6              34.01%              0.63%               29.26%           $12,925.70           $79.73
           7              40.71%              0.63%               34.91%           $13,490.55           $83.21
           8              47.75%              0.63%               40.80%           $14,080.09           $86.85
           9              55.13%              0.63%               46.95%           $14,695.39           $90.64
           10             62.89%              0.63%               53.38%           $15,337.58           $94.60
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,337.58
TOTAL ANNUAL FEES AND EXPENSES                                                                         $786.30

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES -- CLASS B SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.88%                4.12%           $10,412.00            $89.81
           2              10.25%              0.88%                8.41%           $10,840.97            $93.51
           3              15.76%              0.88%               12.88%           $11,287.62            $97.37
           4              21.55%              0.88%               17.53%           $11,752.67           $101.38
           5              27.63%              0.88%               22.37%           $12,236.88           $105.55
           6              34.01%              0.88%               27.41%           $12,741.04           $109.90
           7              40.71%              0.88%               32.66%           $13,265.97           $114.43
           8              47.75%              0.88%               38.13%           $13,812.53           $119.15
           9              55.13%              0.88%               43.82%           $14,381.61           $124.05
           10             62.89%              0.88%               49.74%           $14,974.13           $129.17
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,974.13
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,084.32

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.)

LIBERTY MONEY MARKET FUND, VARIABLE SERIES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.57%                4.43%           $10,443.00           $58.26
           2              10.25%              0.57%                9.06%           $10,905.62           $60.84
           3              15.76%              0.57%               13.89%           $11,388.74           $63.54
           4              21.55%              0.57%               18.93%           $11,893.27           $66.35
           5              27.63%              0.57%               24.20%           $12,420.14           $69.29
           6              34.01%              0.57%               29.70%           $12,970.35           $72.36
           7              40.71%              0.57%               35.45%           $13,544.94           $75.57
           8              47.75%              0.57%               41.45%           $14,144.98           $78.92
           9              55.13%              0.57%               47.72%           $14,771.60           $82.41
           10             62.89%              0.57%               54.26%           $15,425.98           $86.06
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,425.98
TOTAL ANNUAL FEES AND EXPENSES                                                                         $713.62

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

                                                               February 22, 2006